Contingencies and commitment - Future cash outflows for leases not yet commenced (Details) € in Thousands	Jun. 30, 2020 EUR (€)
Disclosure of net defined benefit liability (asset) [line items]
Lease commitments not yet commenced	€ 5,606
Less than 1 year
Disclosure of net defined benefit liability (asset) [line items]
Lease commitments not yet commenced	€ 5,606